Related Party Transactions, Promissory Note (FY) (Details) - USD ($)		8 Months Ended	9 Months Ended		12 Months Ended
	Nov. 04, 2021	Nov. 03, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Related Party Transactions [Abstract]
Proceeds from Promissory note payable			$ 1,025,000	$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Proceeds from Promissory note payable		$ 79,991
Promissory note repaid	$ 79,991
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction amount					$ 300,000